Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000088645
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class AAA
Trading Symbol	GVCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$75	1.49%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,941	10,742	10,413
6/16	9,564	11,171	10,711
6/17	10,813	13,170	12,374
6/18	11,460	15,063	13,212
6/19	11,937	16,632	14,330
6/20	10,279	17,881	13,063
6/21	14,992	25,175	18,769
6/22	12,369	22,501	17,489
6/23	13,167	26,910	19,507
6/24	14,002	33,519	22,055

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	3.07%	6.35%	3.24%	3.43%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 206,747,245
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,016,075
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,747,245 Number of Portfolio Holdings72 Portfolio Turnover Rate3% Management Fees$1,016,075
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002904
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class C
Trading Symbol	GVCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$113	2.24%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class C	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,773	10,742	10,413
6/16	9,242	11,171	10,711
6/17	10,273	13,170	12,374
6/18	10,701	15,063	13,212
6/19	10,956	16,632	14,330
6/20	9,273	17,881	13,063
6/21	13,341	25,175	18,769
6/22	10,805	22,501	17,489
6/23	11,322	26,910	19,507
6/24	11,837	33,519	22,055

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	1.71%	4.55%	2.50%	2.66%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 206,747,245
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,016,075
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,747,245 Number of Portfolio Holdings72 Portfolio Turnover Rate3% Management Fees$1,016,075
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034316
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class I
Trading Symbol	GVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,967	10,742	10,413
6/16	9,614	11,171	10,711
6/17	10,905	13,170	12,374
6/18	11,608	15,063	13,212
6/19	12,139	16,632	14,330
6/20	10,502	17,881	13,063
6/21	15,386	25,175	18,769
6/22	12,750	22,501	17,489
6/23	13,623	26,910	19,507
6/24	14,571	33,519	22,055

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	3.28%	6.96%	3.72%	3.84%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 206,747,245
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,016,075
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,747,245 Number of Portfolio Holdings72 Portfolio Turnover Rate3% Management Fees$1,016,075
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002902
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class A
Trading Symbol	GABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$75	1.49%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class A	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,374	10,742	10,413
6/16	9,569	11,171	10,711
6/17	10,815	13,170	12,374
6/18	11,464	15,063	13,212
6/19	11,933	16,632	14,330
6/20	10,287	17,881	13,063
6/21	15,000	25,175	18,769
6/22	12,379	22,501	17,489
6/23	13,172	26,910	19,507
6/24	14,001	33,519	22,055

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	(2.98)%	0.18%	2.03%	2.81%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 206,747,245
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,016,075
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$206,747,245 Number of Portfolio Holdings72 Portfolio Turnover Rate3% Management Fees$1,016,075
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com